SHAREHOLDERS' EQUITY - Stock Option Exercise Price Ranges (Details)	12 Months Ended
	Dec. 31, 2020 shares $ / shares	Dec. 31, 2020 shares CAD ($)	Dec. 31, 2019 shares $ / shares	Dec. 31, 2019 shares CAD ($)	Dec. 31, 2018 shares CAD ($)
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Options (in shares) | shares	1,315,504	1,315,504	1,700,000	1,700,000	1,600,000
Options exercisable (in shares) | shares	765,504	765,504	900,000	900,000
Weighted average exercise price, options exercisable (in dollars per share) | (per share)	$ 32.38	$ 32.38		$ 27.10
Share options exercisable (in USD per share) | (per share)	$ 32.38	32.38		27.10
Weighted average remaining contractual life of outstanding share options	6 years 3 months
Share options outstanding (in USD per share) | (per share)	$ 34.99	$ 34.99	$ 32.09	$ 32.09	$ 31.02
$20.01–$25.00
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Options (in shares) | shares	502	502
Options exercisable (in shares) | shares	502	502
Weighted average exercise price, options exercisable (in dollars per share) | $		$ 21.44
Share options exercisable (in USD per share) | $		$ 21.44
Weighted average remaining contractual life of outstanding share options	3 years 5 months 12 days
Share options outstanding (in USD per share)	$ 21.44
$25.01–$30.00
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Options (in shares) | shares	270,000	270,000
Options exercisable (in shares) | shares	270,000	270,000
Weighted average exercise price, options exercisable (in dollars per share) | $		$ 27.06
Share options exercisable (in USD per share) | $		$ 27.06
Weighted average remaining contractual life of outstanding share options	4 years 7 months 9 days
Share options outstanding (in USD per share)	$ 27.06
$30.01–$35.00
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Options (in shares) | shares	353,002	353,002
Options exercisable (in shares) | shares	281,002	281,002
Weighted average exercise price, options exercisable (in dollars per share) | $		$ 31.88
Share options exercisable (in USD per share) | $		$ 31.88
Weighted average remaining contractual life of outstanding share options	4 years 3 months 21 days
Share options outstanding (in USD per share)	$ 32.51
$35.01–$40.00
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Options (in shares) | shares	523,000	523,000
Options exercisable (in shares) | shares	150,000	150,000
Weighted average exercise price, options exercisable (in dollars per share) | $		$ 36.94
Share options exercisable (in USD per share) | $		$ 36.94
Weighted average remaining contractual life of outstanding share options	8 years 1 month 6 days
Share options outstanding (in USD per share)	$ 37.11
$45.01–$50.00
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Options (in shares) | shares	169,000	169,000
Options exercisable (in shares) | shares	64,000	64,000
Weighted average exercise price, options exercisable (in dollars per share) | $		$ 46.35
Share options exercisable (in USD per share) | $		$ 46.35
Weighted average remaining contractual life of outstanding share options	7 years 1 month 9 days
Share options outstanding (in USD per share)	$ 46.35
Bottom of range [member] | $20.01–$25.00
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Share options outstanding (in USD per share)	20.01
Bottom of range [member] | $25.01–$30.00
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Share options outstanding (in USD per share)	25.01
Bottom of range [member] | $30.01–$35.00
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Share options outstanding (in USD per share)	30.01
Bottom of range [member] | $35.01–$40.00
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Share options outstanding (in USD per share)	35.01
Bottom of range [member] | $45.01–$50.00
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Share options outstanding (in USD per share)	45.01
Top of range [member] | $20.01–$25.00
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Share options outstanding (in USD per share)	25.00
Top of range [member] | $25.01–$30.00
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Share options outstanding (in USD per share)	30.00
Top of range [member] | $30.01–$35.00
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Share options outstanding (in USD per share)	35.00
Top of range [member] | $35.01–$40.00
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Share options outstanding (in USD per share)	40.00
Top of range [member] | $45.01–$50.00
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Share options outstanding (in USD per share)	$ 50.00